COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Rental Commitments Under Operating Leases	Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:
December 31,

2018	$1,671
2019	1,696
2020	1,655
2021	415

$5,437